Note 25 - Post-employment and other employee benefit commitments. Sensitivity Analysis (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Sensitivity Analysis Line Items
Other long term employee benefits	€ 62	€ 67	€ 69
Discount Rate [Member]
Sensitivity Analysis Line Items
Basis points change	50	50
Increase	€ (298)	€ (352)
Increase in Defined Benefit	€ 332	€ 386
rate of salary increasy [Member]
Sensitivity Analysis Line Items
Basis points change	50	50
Increase	€ 3	€ 5
Increase in Defined Benefit	€ (3)	€ (5)
rate of pension increase [Member]
Sensitivity Analysis Line Items
Basis points change	50	50
Increase	€ 19	€ 23
Increase in Defined Benefit	€ (18)	€ (22)
medical cost trend rate [Member]
Sensitivity Analysis Line Items
Basis points change	100	100
Increase	€ 229	€ 290
Increase in Defined Benefit	€ (181)	€ (225)
change in obligation from each additional year of longevity [Member]
Sensitivity Analysis Line Items
Basis points change	-	-
Increase	€ 108	€ 155
Increase in Defined Benefit	€ 0	€ 0